Shareholder Report, Holdings (Details) - C000048969 [Member]	Aug. 31, 2024
Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
A One [Member]
Holdings [Line Items]
Percent of Total Investments	51.10%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%